UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2009

ITEM 1. REPORTS TO STOCKHOLDERS.

                        THE ADVISORS' INNER CIRCLE FUND

                                   (LSV LOGO)

                         CONSERVATIVE CORE EQUITY FUND

                          ANNUAL REPORT TO SHAREHOLDERS
                                OCTOBER 31, 2009

                      THIS INFORMATION MUST BE PRECEDED OR
                      ACCOMPANIED BY A CURRENT PROSPECTUS.
                 INVESTORS SHOULD READ THE PROSPECTUS CAREFULLY
                               BEFORE INVESTING.

                                   (LSV LOGO)

             MANAGER'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

The total net return of the LSV Conservative Core Equity Fund (the "Fund") and the benchmark S&P 500 Index for trailing periods ended October 31, 2009, were as follows:

                                                Since
                                    1 Year   Inception*
                                    ------   ----------
LSV CONSERVATIVE CORE EQUITY FUND   12.58%     -14.00%
S&P 500 Index                        9.80      -12.65

*    ANNUALIZED INCEPTION DATE IS MAY 22, 2007.

In the broad market, large-cap growth stocks outperformed large-cap value stocks in the trailing 12-month period as the Russell 1000 Growth Index was up 17.51% vs. 4.78% for the Russell 1000 Value Index. Perhaps somewhat counter intuitively however, less expensive stocks have performed best within the S&P 500 universe, particularly in the trailing six months. The least expensive quartile of stocks in the universe is up 32% in the trailing six months vs. 18% for the most expensive stocks. This rebound for cheaper stocks within the universe certainly benefited the performance of the LSV Conservative Core Equity Fund as we employ a deep value approach. Portfolio holdings outperformed benchmark constituents in seven of ten sectors during the period, most notably in the Health Care, Financials and Industrials sectors. Although sector allocations relative to benchmark sector weights are tightly constrained, they had a slight negative impact on results in the trailing year.

The portfolio characteristics shown below demonstrate the valuation discount of the Fund's portfolio relative to the S&P 500 Index:

                                   S&P 500
Characteristic              Fund    Index
--------------             -----   -------
Price-to-Earnings Ratio    14.5x    17.0x
Price-to-Book Ratio         1.7x     2.1x
Price-to-Cash Flow Ratio    7.2x     9.4x

Your patience with our deep value approach throughout 2007 and 2008 has been well rewarded in 2009 in both absolute and relative returns. Knowing that the only certainty when it comes to economies and markets is uncertainty, we maintain the belief that a disciplined data-driven investment process remains the most prudent approach to managing equity portfolios. We would be the first to admit that such approaches are not immune to periods of underperformance and, while the term 'quant' has become somewhat maligned, we would suggest that there is a big difference between quantitative trading strategies and quantitative investment strategies. LSV employs the latter and, with 15 years of live experience to guide us, we continue to identify new and interesting research ideas that we hope will serve our clients well for the next 15 years.

THE INFORMATION PROVIDED HEREIN REPRESENTS THE OPINION OF THE MANAGER AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS OR INVESTMENT ADVICE.

THE S&P 500 INDEX CONSISTS OF 500 STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION. IT IS A MARKET-VALUE WEIGHTED INDEX (STOCK PRICE TIMES NUMBER OF SHARES OUTSTANDING), WITH EACH STOCK'S WEIGHT IN THE INDEX PROPORTIONATE TO ITS MARKET VALUE. THE S&P 500 INDEX IS ONE OF THE MOST WIDELY USED BENCHMARKS OF U.S. EQUITY PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
           LSV CONSERVATIVE CORE EQUITY FUND VERSUS THE S&P 500 INDEX

                         Average Annual Total Return (1)
                        for period ended October 31, 2009

One Year    Inception
 Return    to Date(2)
--------   ----------
 12.58%     (14.00)%

                              (PERFORMANCE GRAPH)

                LSV
           Conservative
           Value Equity   S&P 500
               Fund        Index
           ------------   -------
05/21/07      $10,000     $10,000
10/31/07      $ 9,840     $10,311
10/31/08      $ 6,144     $ 6,589
10/31/09      $ 6,917     $ 7,235

(1) The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance does not guarantee future results. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Fee waivers were in effect. If they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)  The LSV Conservative Core Equity Fund commenced operations on May 22, 2007.

(3)  See definition of comparative index on page 1.

October 31, 2009

SECTOR WEIGHTINGS (UNAUDITED)+:

                                  (BAR CHART)

Information Technology       16.6%
Financials                   16.0%
Health Care                  15.6%
Energy                       13.2%
Consumer Staples             10.0%
Industrials                   9.3%
Consumer Discretionary        8.4%
Telecommunication Services    4.4%
Utilities                     3.7%
Materials                     1.6%
Repurchase Agreement          1.2%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

LSV CONSERVATIVE CORE                                                 Value
EQUITY FUND                                         Shares            (000)
---------------------                          ---------------   ---------------
COMMON STOCK (98.6%)
AEROSPACE & DEFENSE (4.2%)
   Boeing                                                5,500   $           263
   General Dynamics                                      3,100               195
   Goodrich                                              2,100               114
   ITT                                                   1,800                91
   L-3 Communications Holdings                           1,100                80
   Northrop Grumman                                      2,300               115
   Textron                                               3,900                69
   Tyco International                                    4,100               138
   United Technologies                                   1,600                98
                                                                 ---------------
                                                                           1,163
                                                                 ---------------
AGRICULTURAL OPERATIONS (0.7%)
   Archer-Daniels-Midland                                6,700               202
                                                                 ---------------
AGRICULTURAL PRODUCTS (0.5%)
   Bunge                                                 1,500                86
   Fresh Del Monte Produce*                              2,000                43
                                                                 ---------------
                                                                             129
                                                                 ---------------
AIRCRAFT (1.2%)
   Honeywell International                               4,200               151
   Lockheed Martin                                       2,800               193
                                                                 ---------------
                                                                             344
                                                                 ---------------
APPAREL RETAIL (0.7%)
   Foot Locker                                           5,600                58
   Gap                                                   6,500               139
                                                                 ---------------
                                                                             197
                                                                 ---------------
APPLICATION SOFTWARE (0.5%)
   Amdocs*                                               5,500               139
                                                                 ---------------

                                                                      Value
                                                    Shares            (000)
                                               ---------------   ---------------
ASSET MANAGEMENT & CUSTODY BANKS (0.9%)
   Ameriprise Financial                                  4,000   $           139
   Bank of New York Mellon                               4,300               114
                                                                 ---------------
                                                                             253
                                                                 ---------------
BANKS (6.5%)
   Bank of America                                      31,700               462
   BB&T                                                  5,500               132
   Comerica                                              2,500                69
   Fifth Third Bancorp                                   6,900                62
   Huntington Bancshares                                 6,700                26
   JPMorgan Chase                                        9,700               405
   PNC Financial Services Group                          1,600                78
   Regions Financial                                     9,900                48
   SunTrust Banks                                        2,800                54
   US Bancorp                                            6,000               139
   Wells Fargo                                          11,300               311
                                                                 ---------------
                                                                           1,786
                                                                 ---------------
BIOTECHNOLOGY (1.5%)
   Amgen*                                                4,600               247
   Biogen Idec*                                          3,600               152
                                                                 ---------------
                                                                             399
                                                                 ---------------
CABLE & SATELLITE (1.7%)
   Comcast, Cl A                                        19,000               276
   Time Warner Cable, Cl A                               4,600               181
                                                                 ---------------
                                                                             457
                                                                 ---------------
CHEMICALS (0.3%)
   Eastman Chemical                                      1,600                84
                                                                 ---------------
COMMERCIAL PRINTING (0.3%)
   RR Donnelley & Sons                                   3,600                72
                                                                 ---------------
COMMERCIAL SERVICES (0.6%)
   Affiliated Computer Services, Cl A*                   2,000               104
   Convergys*                                            6,400                70
                                                                 ---------------
                                                                             174
                                                                 ---------------
COMPUTER & ELECTRONICS RETAIL (1.0%)
   Best Buy                                              4,500               172
   RadioShack                                            6,600               111
                                                                 ---------------
                                                                             283
                                                                 ---------------
COMPUTERS & SERVICES (9.8%)
   Apple*                                                1,400               264
   Computer Sciences*                                    2,300               116
   Dell*                                                15,600               226
   Google, Cl A*                                           300               161
   Hewlett-Packard                                       8,400               399
   International Business Machines                       4,500               543
   Microsoft                                            18,000               499
   NCR*                                                  6,600                67
   Oracle                                                4,800               101
   Seagate Technology                                    6,100                85

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS
October 31, 2009

LSV CONSERVATIVE CORE                                                 Value
EQUITY FUND                                         Shares            (000)
---------------------                          ---------------   ---------------
COMPUTERS & SERVICES (CONTINUED)
   Symantec*                                             6,300   $           111
   Western Digital*                                      3,200               108
                                                                 ---------------
                                                                           2,680
                                                                 ---------------
CONSUMER DISCRETIONARY (2.3%)
   Kimberly-Clark                                        3,900               238
   Procter & Gamble                                      6,700               389
                                                                 ---------------
                                                                             627
                                                                 ---------------
CONSUMER ELECTRONICS (0.3%)
   Garmin                                                2,700                82
                                                                 ---------------
CONSUMER PRODUCTS (0.6%)
   Hasbro                                                3,400                93
   Polaris Industries                                    1,700                71
                                                                 ---------------
                                                                             164
                                                                 ---------------
DISTRIBUTORS (0.2%)
   Genuine Parts                                         1,300                46
                                                                 ---------------
DRUG RETAIL (0.9%)
   CVS Caremark                                          7,000               247
                                                                 ---------------
ELECTRICAL COMPONENTS & EQUIPMENT (0.4%)
   Cooper Industries, Cl A                               3,000               116
                                                                 ---------------
ELECTRICAL SERVICES (5.0%)
   Alliant Energy                                        1,600                42
   Ameren                                                2,900                71
   American Electric Power                               3,900               118
   DTE Energy                                            2,400                89
   Duke Energy                                           8,800               139
   Edison International                                  3,700               118
   General Electric                                     24,700               352
   PG&E                                                  3,400               139
   Public Service Enterprise Group                       4,300               128
   Sempra Energy                                         3,200               165
                                                                 ---------------
                                                                           1,361
                                                                 ---------------
FINANCIAL SERVICES (3.0%)
   Capital One Financial                                 2,300                84
   Citigroup                                            31,100               127
   Goldman Sachs Group                                   2,000               341
   Morgan Stanley                                        8,900               286
                                                                 ---------------
                                                                             838
                                                                 ---------------
FOOD, BEVERAGE & TOBACCO (3.8%)
   Coca-Cola                                             2,700               144
   Coca-Cola Enterprises                                 4,600                88
   ConAgra Foods                                         7,100               149
   Pepsi Bottling Group                                  2,400                90
   PepsiCo                                               2,100               127
   Philip Morris International                           2,200               104
   Reynolds American                                     2,600               126
   Sara Lee                                             13,600               153
   Supervalu                                             3,200                51
                                                                 ---------------
                                                                           1,032
                                                                 ---------------

                                                                      Value
                                                    Shares            (000)
                                               ---------------   ---------------
GENERAL MERCHANDISE STORES (0.4%)
   Big Lots*                                             4,200   $           105
                                                                 ---------------
HEALTH CARE DISTRIBUTORS (1.2%)
   AmerisourceBergen, Cl A                               7,200               160
   McKesson                                              3,100               182
                                                                 ---------------
                                                                             342
                                                                 ---------------
HEALTH CARE EQUIPMENT (1.2%)
   Medtronic                                             4,500               161
   Zimmer Holdings*                                      3,200               168
                                                                 ---------------
                                                                             329
                                                                 ---------------
HEALTH CARE FACILITIES (0.2%)
   Universal Health Services, Cl B                       1,100                61
                                                                 ---------------
HOMEFURNISHING RETAIL (0.2%)
   Aaron's                                               2,300                58
                                                                 ---------------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES
   (0.4%)
   Whirlpool                                             1,400               100
                                                                 ---------------
INSURANCE (7.2%)
   ACE                                                   1,500                77
   Aetna                                                 4,200               109
   Allstate                                              6,000               177
   Chubb                                                 4,000               194
   CIGNA                                                 4,000               111
   Cincinnati Financial                                  3,700                94
   Hartford Financial Services Group                     3,100                76
   Lincoln National                                      2,800                67
   Loews                                                 2,500                83
   MetLife                                               3,900               132
   Prudential Financial                                  2,100                95
   Travelers                                             5,200               259
   UnitedHealth Group                                    7,700               200
   Unum Group                                            5,300               106
   WellPoint*                                            4,100               192
                                                                 ---------------
                                                                           1,972
                                                                 ---------------
IT CONSULTING & OTHER SERVICES (0.5%)
   Accenture, Cl A                                       3,600               133
                                                                 ---------------
MACHINERY (1.0%)
   Black & Decker                                        1,200                57
   Dover                                                 2,600                98
   Parker Hannifin                                       2,100               111
                                                                 ---------------
                                                                             266
                                                                 ---------------
METAL & GLASS CONTAINERS (0.8%)
   Ball                                                  2,300               113
   Owens-Illinois*                                       2,700                86
                                                                 ---------------
                                                                             199
                                                                 ---------------
MOTORCYCLE MANUFACTURERS (0.3%)
   Harley-Davidson                                       3,500                87
                                                                 ---------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS
October 31, 2009

LSV CONSERVATIVE CORE                                                 Value
EQUITY FUND                                         Shares            (000)
---------------------                          ---------------   ---------------
MULTIMEDIA (1.1%)
   DISH Network, Cl A*                                   5,600   $            97
   Time Warner                                           7,133               215
                                                                 ---------------
                                                                             312
                                                                 ---------------
OFFICE ELECTRONICS (0.4%)
   Xerox                                                15,200               114
                                                                 ---------------
OFFICE EQUIPMENT (0.4%)
   3M                                                    1,100                81
   Steelcase, Cl A                                       7,500                43
                                                                 ---------------
                                                                             124
                                                                 ---------------
OIL & GAS EQUIPMENT & SERVICES (0.5%)
   Schlumberger                                            900                56
   Tidewater                                             2,000                83
                                                                 ---------------
                                                                             139
                                                                 ---------------
OIL & GAS STORAGE & TRANSPORTATION (0.4%)
   El Paso                                              10,700               105
                                                                 ---------------
PAPER PACKAGING (0.5%)
   Rock-Tenn, Cl A                                       2,000                88
   Sonoco Products                                       2,100                56
                                                                 ---------------
                                                                             144
                                                                 ---------------
PETROLEUM & FUEL PRODUCTS (12.3%)
   Anadarko Petroleum                                    3,700               225
   Apache                                                1,700               160
   Chevron                                               8,300               635
   Cimarex Energy                                        1,800                71
   ConocoPhillips                                        7,400               371
   Diamond Offshore Drilling                             1,300               124
   Exxon Mobil                                          16,700             1,197
   Marathon Oil                                          6,000               192
   Murphy Oil                                            2,600               159
   Patterson-UTI Energy                                  3,200                50
   Sunoco                                                2,100                65
   Tesoro                                                1,500                21
   Valero Energy                                         5,200                94
                                                                 ---------------
                                                                           3,364
                                                                 ---------------
PHARMACEUTICALS (9.2%)
   Abbott Laboratories                                   7,800               395
   Bristol-Myers Squibb                                  9,100               198
   Eli Lilly                                             7,900               269
   Forest Laboratories*                                  3,700               102
   Johnson & Johnson                                     6,300               372
   King Pharmaceuticals*                                 5,800                59
   Merck                                                 6,800               210
   Mylan Laboratories*                                   6,600               107
   Pfizer                                               28,498               485
   Schering-Plough                                       9,600               271
   Watson Pharmaceuticals*                               2,100                72
                                                                 ---------------
                                                                           2,540
                                                                 ---------------

                                                                      Value
                                                    Shares            (000)
                                               ---------------   ---------------
PRINTING & PUBLISHING (0.2%)
   Lexmark International, Cl A*                          1,800   $            46
                                                                 ---------------
RAILROADS (0.6%)
   Norfolk Southern                                      3,500               163
                                                                 ---------------
REINSURANCE (0.4%)
   Everest Re Group                                        600                52
   PartnerRe                                               600                46
                                                                 ---------------
                                                                              98
                                                                 ---------------
RETAIL (3.1%)
   Brinker International                                 2,900                37
   Home Depot                                            1,900                48
   Kroger                                                6,400               148
   Limited Brands                                        5,300                93
   McDonald's                                            1,400                82
   Safeway                                               5,500               123
   Sears Holdings*                                       1,200                81
   Wal-Mart Stores                                       4,700               234
                                                                 ---------------
                                                                             846
                                                                 ---------------
SEMI-CONDUCTORS/INSTRUMENTS (1.6%)
   Intel                                                10,100               193
   Texas Instruments                                     9,200               216
   Vishay Intertechnology*                               6,900                43
                                                                 ---------------
                                                                             452
                                                                 ---------------
SPECIALIZED REITS (0.1%)
   Hospitality Properties Trust                          2,100                41
                                                                 ---------------
TECHNOLOGY DISTRIBUTORS (1.0%)
   Avnet*                                                2,600                64
   Ingram Micro, Cl A*                                   5,900               104
   Tech Data*                                            2,600               100
                                                                 ---------------
                                                                             268
                                                                 ---------------
TELEPHONES & TELECOMMUNICATIONS (6.2%)
   AT&T                                                 24,000               616
   CenturyTel                                            4,110               133
   Cisco Systems*                                       12,900               295
   Harris                                                3,700               154
   Harris Stratex Networks, Cl A*                          919                 6
   QUALCOMM                                              2,500               103
   Verizon Communications                               13,600               403
                                                                 ---------------
                                                                           1,710
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES (0.3%)
   Sprint Nextel*                                       30,300                90
                                                                 ---------------
TOTAL COMMON STOCK
   (Cost $33,625)                                                         27,083
                                                                 ---------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS
October 31, 2009

LSV CONSERVATIVE CORE                                Face             Value
EQUITY FUND                                      Amount (000)         (000)
---------------------                          ---------------   ---------------
REPURCHASE AGREEMENT (1.2%)
   Morgan Stanley
      0.015%, dated 10/30/09, to be
      repurchased on 11/02/09, repurchase
      price $326,286 (collateralized by a
      U.S. Treasury Bond, par value
      $337,888, 1.750%, 01/15/28, with total
      market value $332,812)                   $           326   $           326
                                                                 ---------------
TOTAL REPURCHASE AGREEMENT
   (Cost $326)                                                               326
                                                                 ---------------
TOTAL INVESTMENTS - 99.8%
   (Cost $33,951)                                                $        27,409
                                                                 ===============

PERCENTAGES ARE BASED ON NET ASSETS OF $27,454(000).

*    NON-INCOME PRODUCING SECURITY.

CL   CLASS

REIT REAL ESTATE INVESTMENT TRUST

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES (000)
October 31, 2009

                                                                                            LSV CONSERVATIVE
                                                                                            CORE EQUITY FUND
                                                                                            ----------------
Assets:
   Investments at Value (Cost $33,951) ..................................................      $   27,409
   Cash .................................................................................               2
   Dividend and Interest Receivable .....................................................              45
   Receivable from Investment Advisor ...................................................               2
   Reclaim Receivable ...................................................................               1
   Prepaid Expenses .....................................................................               6
                                                                                               ----------
      Total Assets ......................................................................          27,465
                                                                                               ----------
Liabilities:
   Payable due to Administrator .........................................................               2
   Other Accrued Expenses ...............................................................               9
                                                                                               ----------
      Total Liabilities .................................................................              11
                                                                                               ----------
   Net Assets ...........................................................................      $   27,454
                                                                                               ==========
Net Assets Consist of:
   Paid-in Capital ......................................................................      $   43,001
   Undistributed Net Investment Income ..................................................             452
   Accumulated Net Realized Loss on Investments .........................................          (9,457)
   Net Unrealized Depreciation on Investments ...........................................          (6,542)
                                                                                               ----------
   Net Assets ...........................................................................      $   27,454
                                                                                               ==========
Institutional Shares:
   Outstanding Shares of Beneficial Interest (unlimited authorization -- no par value) ..       4,156,027(1)
                                                                                               ----------
Net Asset Value, Offering and Redemption Price Per Share ................................      $     6.61
                                                                                               ==========

(1)  Shares have not been rounded.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)
For the year ended October 31, 2009

                                                                                            LSV CONSERVATIVE
                                                                                            CORE EQUITY FUND
                                                                                            ----------------
Investment Income:
   Dividend Income ......................................................................      $      703
   Interest Income ......................................................................              --
                                                                                               ----------
      Total Investment Income ...........................................................             703
                                                                                               ----------
Expenses:
   Investment Advisory Fees .............................................................              93
   Administration Fees ..................................................................              16
   Transfer Agent Fees ..................................................................              28
   Registration and Filing Fees .........................................................              20
   Printing Fees ........................................................................              10
   Custodian Fees .......................................................................               4
   Professional Fees ....................................................................               2
   Insurance and Other Fees .............................................................               5
                                                                                               ----------
   Total Expenses .......................................................................             178
Less: Waiver of Investment Advisory Fees ................................................             (92)
Fees Paid Indirectly -- (see Note 4) ....................................................              --
                                                                                               ----------
   Net Expenses .........................................................................              86
                                                                                               ----------
      Net Investment Income .............................................................             617
                                                                                               ----------
   Net Realized Loss on Investments .....................................................          (7,991)
   Net Change in Unrealized Appreciation (Depreciation) on Investments ..................          10,380
                                                                                               ----------
      Net Realized and Unrealized Gain on Investments ...................................           2,389
                                                                                               ----------
   Net Increase in Net Assets Resulting From Operations .................................      $    3,006
                                                                                               ==========

Amounts designated as "--" are $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)
For the years ended October 31,

                                                                                                     LSV CONSERVATIVE
                                                                                                     CORE EQUITY FUND
                                                                                                   -------------------
                                                                                                     2009       2008
                                                                                                   --------   --------
Operations:
   Net Investment Income .......................................................................   $    617   $    926
   Net Realized Loss on Investments ............................................................     (7,991)    (1,456)
   Net Change in Unrealized Appreciation (Depreciation) on Investments .........................     10,380    (16,118)
                                                                                                   --------   --------
      Net Increase/(Decrease) in Net Assets Resulting From Operations ..........................      3,006    (16,648)
                                                                                                   --------   --------
Dividends and Distributions:
   Net Investment Income .......................................................................       (915)      (390)
   Net Realized Gain ...........................................................................         --         (8)
                                                                                                   --------   --------
      Total Dividends and Distributions ........................................................       (915)      (398)
                                                                                                   --------   --------
Capital Share Transactions:
   Issued ......................................................................................      2,575     17,844
   In Lieu of Dividends and Distributions ......................................................        812        324
   Redeemed ....................................................................................     (6,592)    (2,245)
                                                                                                   --------   --------
      Net Increase (Decrease) in Net Assets Derived From Capital Share Transactions ............     (3,205)    15,923
                                                                                                   --------   --------
         Total Decrease in Net Assets ..........................................................     (1,114)    (1,123)
                                                                                                   --------   --------
Net Assets:
   Beginning of Year ...........................................................................     28,568     29,691
                                                                                                   --------   --------
   End of Year (including undistributed net investment income of $452 and $749, respectively) ..   $ 27,454   $ 28,568
                                                                                                   ========   ========
Shares Transactions:
   Issued ......................................................................................        483      1,939
   In Lieu of Dividends and Distributions ......................................................        146         35
   Redeemed ....................................................................................     (1,162)      (303)
                                                                                                   --------   --------
   Net Increase (Decrease) in Shares Outstanding from Share Transactions .......................       (533)     1,671
                                                                                                   ========   ========

Amounts designated as "--" are $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout Each Period
For the Years Ended October 31,

                                                                                                                   Ratio
                                                                                                                  of Net
                             Realized                                                           Ratio     Ratio   Invest-
                               and                                                      Net      of       of        ment
         Net                Unrealized            Dividends    Total     Net          Assets  Expenses  Expenses   Income
        Asset                 Gains                  from    Dividends  Asset           End      to    to Average   to
        Value      Net       (Losses)     Total       Net       and     Value           of     Average Net Assets Average Portfolio
      Beginning Investment     on         from    Investment Distribu- End of  Total  Period     Net   (Excluding   Net    Turnover
      of Period  Income(1) Investments Operations   Income     tions   Period Return+  (000)   Assets   Waivers)   Assets    Rate
      --------- ---------- ----------- ---------- ---------- --------- ------ ------- ------- -------- ---------- ------- ---------
LSV CONSERVATIVE CORE EQUITY FUND
2009   $ 6.09     $0.15      $ 0.58      $ 0.73     $(0.21)   $(0.21)  $6.61   12.58% $27,454   0.35%     0.73%    2.53%     44%
2008     9.84      0.20       (3.87)      (3.67)     (0.08)    (0.08)   6.09  (37.56)  28,568   0.35      0.64     2.31      35
2007*   10.00      0.08       (0.24)      (0.16)        --        --    9.84   (1.60)  29,691   0.35      0.73     1.92       5

* Commencement of operations for the LSV Conservative Core Equity Fund was May 22, 2007. All ratios for the period have been annualized.

+ Return is for the period indicated and has not been annualized. Total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived a portion of its fee.

(1)  Per share calculations were performed using average shares for the period.

Amounts designated as "--" are $0 or round to $0.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
October 31, 2009

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 30 funds. The financial statements herein are those of the LSV Conservative Core Equity Fund (the "Fund"). The Fund seeks long-term growth of capital by investing in undervalued stocks of medium to large U.S. companies which are out of favor in the market. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

Financial Accounting Standards Board ("FASB") has issued FASB ASC 105 (formerly FASB Statement No. 168), THE "FASB ACCOUNTING STANDARDS CODIFICATION(TM)" AND THE HIERARCHY OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES ("ASC 105"). ASC 105 established the FASB Accounting Standards Codification(TM) ("Codification" or "ASC") as the single source of authoritative U.S. generally accepted accounting principles ("GAAP") recognized by the FASB to be applied by non-governmental entities. Rules and interpretive releases of the Securities and Exchange Commission ("SEC") under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become non-authoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.

GAAP is not being changed as a result of the FASB's Codification project, but it will change the way the guidance is organized and presented. As a result, these changes will have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009. The Trust has implemented the Codification as of October 31, 2009.

The following is a summary of the significant accounting policies followed by the Fund:

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2009, there were no fair valued securities.

     In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, ASC 820 (formerly FASB Statement No. 157), the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used

NOTES TO FINANCIAL STATEMENTS
October 31, 2009

     to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

     Level 1 - Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

     Level 2 - Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     Level 3 - Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

     Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

     As of October 31, 2009, all of the investments for the Fund are Level 1, with the exception of the repurchase agreement, which is Level 2. For details of investment classifications, reference the Schedule of Investments.

     For the year ended October 31, 2009, there have been no significant changes to the Fund's fair valuation methodologies.

     FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

     The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-date. Interest income is recognized on an accrual basis.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services ( the "Administrator"), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and reviewed by the Board.

NOTES TO FINANCIAL STATEMENTS
October 31, 2009

4. ADMINISTRATION, DISTRIBUTION, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS:

The LSV Funds (the "Funds") and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services at an annual rate of 0.07% of the Funds' first $1 billion of average daily net assets; 0.06% of the Funds' average daily net assets between $1 billion and $1.5 billion; 0.04% of the Funds' average daily net assets between $1.5 billion and $3 billion; and .035% of the Funds' average daily net assets over $3 billion. There is a minimum annual fee of $150,000 per Fund and $25,000 for each additional share class.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the year ended October 31, 2009, the Fund earned $14 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as "Fees Paid Indirectly" on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5. INVESTMENT ADVISORY AGREEMENT:

The Trust and LSV Asset Management (the "Adviser") are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.38% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive its fee in order to limit the Fund's total operating expenses to a maximum of 0.35% of the Fund's average daily net assets. The Adviser reserves the right to terminate this arrangement at any time at its discretion.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended October 31, 2009, were as follows
(000):

PURCHASES
   Other    $10,764
SALES
   Other    $14,720

7. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in-capital, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences, primarily attributable to investments in REITS, have been reclassified to (from) the following accounts
(000):

UNDISTRIBUTED NET    ACCUMULATED
INVESTMENT INCOME   REALIZED LOSS
-----------------   -------------
     $1                   $(1)

The tax character of dividends and distributions declared during the years ended October 31, 2009 and 2008 was as follows (000):

       ORDINARY
        INCOME
       --------
2009      $915
2008       398

As of October 31, 2009, the components of distributable earnings (accumulated losses) on tax basis were as follows (000):

Undistributed Ordinary Income   $    452
Capital Loss Carryforwards        (9,388)
Unrealized Depreciation           (6,611)
                                --------
Accumulated Losses              $(15,547)
                                --------

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum of eight years and applied against future capital gains as follows (000):

                      TOTAL CAPITAL LOSS
EXPIRES     EXPIRES      CARRYFORWARDS
10/31/16   10/31/17          2009
--------   --------   -----------------
 $1,463     $7,925          $9,388

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at October 31, 2009, were as follows (000):

           AGGREGATED     AGGREGATED
              GROSS           GROSS          NET
FEDERAL    UNREALIZED      UNREALIZED     UNREALIZED
TAX COST   APPRECIATION   DEPRECIATION   DEPRECIATION
--------   ------------   ------------   -------------
$34,020       $1,737        $(8,348)       $(6,611)

NOTES TO FINANCIAL STATEMENTS
October 31, 2009

8. OTHER:

At October 31, 2009, 77% of total shares outstanding were held by two record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9. SUBSEQUENT EVENTS:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through December 22, 2009, the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of October 31, 2009.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
LSV Conservative Core Equity Fund of
The Advisors' Inner Circle Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the LSV Conservative Core Equity Fund (one of the series constituting The Advisors' Inner Circle Fund (the "Trust")) as of October 31, 2009, and the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the two years in the period then ended and the period May 22, 2007 (commencement of operations) through October 31, 2007. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the LSV Conservative Core Equity Fund of The Advisors' Inner Circle Fund at October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the two years in the period then ended and the period May 22, 2007 (commencement of operations) through October 31, 2007, in conformity with U.S. generally accepted accounting principles.

                                                             (ERNST & YOUNG LLP)

Philadelphia, Pennsylvania
December 22, 2009

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column
     3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.

                                    Beginning     Ending                 Expenses
                                     Account     Account    Annualized     Paid
                                      Value       Value       Expense     During
                                     5/01/09     10/31/09     Ratios      Period*
                                    ---------   ---------   ----------   --------
LSV CONSERVATIVE CORE EQUITY FUND
ACTUAL FUND RETURN
Institutional Shares                $1,000.00   $1,212.80      0.35%      $1.95
HYPOTHETICAL 5% RETURN
Institutional Shares                $1,000.00   $1,023.44      0.35%      $1.79

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-FUND-LSV. The following chart lists Trustees and Officers as of October 31, 2009.

                                                                                    NUMBER OF
                                                                                    PORTFOLIOS
                                          TERM OF                                IN THE ADVISORS'
                         POSITION(S)    OFFICE AND                              INNER CIRCLE FUND
                          HELD WITH      LENGTH OF     PRINCIPAL OCCUPATION(S)     OVERSEEN BY           OTHER DIRECTORSHIPS
NAME, ADDRESS, AGE(1)     THE TRUST   TIME SERVED(2)     DURING PAST 5 YEARS       BOARD MEMBER        HELD BY BOARD MEMBER(3)
---------------------  -------------- -------------- -------------------------- ----------------- --------------------------------
INTERESTED
BOARD MEMBERS
ROBERT A.              Chairman       (Since 1991)   Currently performs various         30        Trustee of The Advisors' Inner
NESHER                 of the Board                  services on behalf of SEI                    Circle Fund II, Bishop Street
63 yrs. old            of Trustees                   Investments for which Mr.                    Funds, SEI Asset Allocation
                                                     Nesher is compensated.                       Trust, SEI Daily Income Trust,
                                                                                                  SEI Institutional International
                                                                                                  Trust, SEI Institutional
                                                                                                  Investments Trust, SEI
                                                                                                  Institutional Managed Trust, SEI
                                                                                                  Liquid Asset Trust, SEI Tax
                                                                                                  Exempt Trust, and SEI Alpha
                                                                                                  Strategy Portfolios, L.P.,
                                                                                                  Director of SEI Global Master
                                                                                                  Fund, plc, SEI Global Assets
                                                                                                  Fund, plc, SEI Global
                                                                                                  Investments Fund, plc, SEI
                                                                                                  Investments Global, Limited, SEI
                                                                                                  Investments -- Global Fund
                                                                                                  Services, Limited, SEI
                                                                                                  Investments (Europe), Limited,
                                                                                                  SEI Investments -- Unit Trust
                                                                                                  Management (UK), Limited, SEI
                                                                                                  Global Nominee Ltd., SEI
                                                                                                  Opportunity Fund, L.P., SEI
                                                                                                  Structured Credit Fund, L.P.,
                                                                                                  SEI Islamic Investments Fund,
                                                                                                  plc, and SEI Multi-Strategy
                                                                                                  Funds, plc.

WILLIAM M.             Trustee        (Since 1992)   Self-employed consultant           30        Trustee of The Advisors' Inner
DORAN                                                since 2003. Partner,                         Circle Fund II, Bishop Street
1701 Market Street                                   Morgan, Lewis & Bockius                      Funds, SEI Asset Allocation
Philadelphia, PA 19103                               LLP (law firm) from 1976                     Trust, SEI Daily Income Trust,
69 yrs. old                                          to 2003, counsel to the                      SEI Institutional International
                                                     Trust, SEI, SIMC, the                        Trust, SEI Institutional
                                                     Administrator and the                        Investments Trust, SEI
                                                     Distributor. Secretary of                    Institutional Managed Trust, SEI
                                                     SEI since 1978.                              Liquid Asset Trust, SEI Tax
                                                                                                  Exempt Trust, and SEI Alpha
                                                                                                  Strategy Portfolios, L.P.,
                                                                                                  Director of SEI since 1974.
                                                                                                  Director of the Distributor
                                                                                                  since 2003. Director of SEI
                                                                                                  Investments -- Global Fund
                                                                                                  Services, Limited, SEI
                                                                                                  Investments Global, Limited, SEI
                                                                                                  Investments (Europe), Limited,
                                                                                                  SEI Investments (Asia), Limited
                                                                                                  SEI Global Nominee Limited, SEI
                                                                                                  Investments Unit Trust
                                                                                                  Management (UK) Limited and SEI
                                                                                                  Asset Korea Co., Ltd.

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                    NUMBER OF
                                                                                    PORTFOLIOS
                                          TERM OF                                IN THE ADVISORS'
                         POSITION(S)    OFFICE AND                              INNER CIRCLE FUND
                          HELD WITH      LENGTH OF     PRINCIPAL OCCUPATION(S)     OVERSEEN BY           OTHER DIRECTORSHIPS
NAME, ADDRESS, AGE(1)     THE TRUST   TIME SERVED(2)     DURING PAST 5 YEARS       BOARD MEMBER        HELD BY BOARD MEMBER(3)
---------------------  -------------- -------------- -------------------------- ----------------- --------------------------------
INDEPENDENT
BOARD MEMBERS
JAMES M.               Trustee        (Since 1994)   Attorney, sole                     30        Trustee of The Advisors' Inner
STOREY                                               practitioner since 1994.                     Circle Fund II, Bishop Street
78 yrs. old                                          Partner, Dechert Price &                     Funds, Massachusetts Health and
                                                     Rhoads, September                            Education Tax-Exempt Trust, U.S.
                                                     1987-December 1993.                          Charitable Gift Trust, SEI Asset
                                                                                                  Allocation Trust, SEI Daily
                                                                                                  Income Trust, SEI Institutional
                                                                                                  International Trust, SEI
                                                                                                  Institutional Investments Trust,
                                                                                                  SEI Institutional Managed Trust,
                                                                                                  SEI Liquid Asset Trust, SEI Tax
                                                                                                  Exempt Trust, and SEI Alpha
                                                                                                  Strategy Portfolios, L.P.

GEORGE J.              Trustee        (Since 1999)   Chief Executive Officer,           30        Trustee of The Advisors' Inner
SULLIVAN, JR.                                        Newfound Consultants Inc.                    Circle Fund II, Bishop Street
66 yrs. old                                          since April 1997.                            Funds, State Street Navigator
                                                                                                  Securities Lending Trust, SEI
                                                                                                  Asset Allocation Trust, SEI
                                                                                                  Daily Income Trust, SEI
                                                                                                  Institutional International
                                                                                                  Trust, SEI Institutional
                                                                                                  Investments Trust, SEI
                                                                                                  Institutional Managed Trust, SEI
                                                                                                  Liquid Asset Trust, SEI Tax
                                                                                                  Exempt Trust, and SEI Alpha
                                                                                                  Strategy Portfolios, L.P.,
                                                                                                  Director of SEI Opportunity
                                                                                                  Fund, L.P., and SEI Structured
                                                                                                  Credit Fund, L.P., member of the
                                                                                                  independent review committee for
                                                                                                  SEI's Canadian-registered
                                                                                                  mutual funds.

BETTY L.               Trustee        (Since 2005)   Vice President Compliance,         30        Trustee of The Advisors' Inner
KRIKORIAN                                            AARP Financial Inc. since                    Circle Fund II and Bishop Street
66 yrs. old                                          September 2008.                              Funds.
                                                     Self-Employed Legal and
                                                     Financial Services
                                                     Consultant since 2003.
                                                     In-house Counsel, State
                                                     Street Bank Global
                                                     Securities and Cash
                                                     Operations from 1995 to
                                                     2003.

CHARLES E.             Trustee        (Since 2005)   Self-Employed Business             30        Director, Crown Pacific, Inc.
CARLBOM                                              Consultant, Business                         and Trustee of The Advisors'
75 yrs. old                                          Project Inc. since 1997.                     Inner Circle Fund II and Bishop
                                                     CEO and President, United                    Street Funds.
                                                     Grocers Inc. from 1997 to
                                                     2000.

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                    NUMBER OF
                                                                                    PORTFOLIOS
                                          TERM OF                                IN THE ADVISORS'
                         POSITION(S)    OFFICE AND                              INNER CIRCLE FUND
                          HELD WITH      LENGTH OF     PRINCIPAL OCCUPATION(S)  OVERSEEN BY BOARD        OTHER DIRECTORSHIPS
NAME, ADDRESS, AGE(1)     THE TRUST   TIME SERVED(2)     DURING PAST 5 YEARS      MEMBER/OFFICER   HELD BY BOARD MEMBER/OFFICER(3)
---------------------  -------------- -------------- -------------------------- ----------------- --------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
MITCHELL A.            Trustee        (Since 2005)   Retired.                           30        Trustee of The Advisors' Inner
JOHNSON                                                                                           Circle Fund II and Bishop Street
67 yrs. old                                                                                       Funds, Director, Federal
                                                                                                  Agricultural Mortgage
                                                                                                  Corporation.

JOHN K.                Trustee        (Since 2008)   CEO, Office of Finance,            30        Trustee of The Advisors' Inner
DARR                                                 FHL Banks from 1992 to                       Circle Fund II and Bishop Street
65 yrs. old                                          2007.                                        Funds, Director of Federal Home
                                                                                                  Loan Bank of Pittsburgh and
                                                                                                  Manna, Inc. Mortgage
                                                                                                  Corporation.

OFFICERS
PHILIP T.              President      (Since 2008)   Managing Director of SEI          N/A        N/A
MASTERSON                                            Investments since 2006.
45 yrs. old                                          Vice President and
                                                     Assistant Secretary of the
                                                     Administrator from 2004 to
                                                     2006. General Counsel of
                                                     Citco Mutual Fund Services
                                                     from 2003 to 2004. Vice
                                                     President and Associate
                                                     Counsel for the
                                                     Oppenheimer Funds from
                                                     2001 to 2003.

MICHAEL                Treasurer,     (Since 2005)   Director, SEI Investments,        N/A        N/A
LAWSON                 Controller and                Fund Accounting since July
49 yrs. old            Chief                         2005. Manager, SEI
                       Financial                     Investments, Fund
                       Officer                       Accounting from April 1995
                                                     to February 1998 and
                                                     November 1998 to July
                                                     2005.

RUSSELL                Chief          (Since 2006)   Chief Compliance Officer          N/A        N/A
EMERY                  Compliance                    of SEI Structured Credit
46 yrs. old            Officer                       Fund, LP and SEI Alpha
                                                     Strategy Portfolios, LP
                                                     since June 2007. Chief
                                                     Compliance Officer of SEI
                                                     Opportunity Fund, LP, SEI
                                                     Institutional Managed
                                                     Trust, SEI Asset
                                                     Allocation Trust, SEI
                                                     Institutional
                                                     International Trust, SEI
                                                     Institutional Investments
                                                     Trust, SEI Daily Income
                                                     Trust, SEI Liquid Asset
                                                     Trust and SEI Tax Exempt
                                                     Trust since March 2006.
                                                     Director of Investments
                                                     Product Management and
                                                     Development, SEI
                                                     Investments, since
                                                     February 2003; Senior
                                                     Investment Analyst -
                                                     Equity Team, SEI
                                                     Investments, from March
                                                     2000 to February 2003.

(1) Unless otherwise noted, the business address of each Trustee or officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                    NUMBER OF
                                                                                    PORTFOLIOS
                                          TERM OF                                IN THE ADVISORS'
                         POSITION(S)    OFFICE AND                              INNER CIRCLE FUND
                          HELD WITH      LENGTH OF     PRINCIPAL OCCUPATION(S)     OVERSEEN BY           OTHER DIRECTORSHIPS
NAME, ADDRESS, AGE(1)     THE TRUST     TIME SERVED      DURING PAST 5 YEARS         OFFICER           HELD BY BOARD OFFICER
---------------------  -------------- -------------- -------------------------- ----------------- --------------------------------
OFFICERS (CONTINUED)
JOSEPH M.              Vice President (Since 2007)   Corporate Counsel of SEI          N/A        N/A
GALLO                  and Secretary                 since 2007; Associate
36 yrs. old                                          Counsel, ICMA Retirement
                                                     Corporation 2004-2007;
                                                     Federal Investigator, U.S.
                                                     Department of Labor
                                                     2002-2004; U.S. Securities
                                                     and Exchange
                                                     Commission-Division of
                                                     Investment Management,
                                                     2003.

CAROLYN F.             Vice President (Since 2007)   Corporate Counsel of SEI          N/A        N/A
MEAD                   and Assistant                 since 2007; Associate,
52 yrs. old            Secretary                     Stradley, Ronon, Stevens &
                                                     Young 2004-2007; Counsel,
                                                     ING Variable Annuities,
                                                     1999-2002.

JAMES                  Vice President (Since 2004)   Employed by SEI                   N/A        N/A
NDIAYE                 and Assistant                 Investments Company since
41 yrs. old            Secretary                     2004. Vice President,
                                                     Deutsche Asset Management
                                                     from 2003-2004. Associate,
                                                     Morgan, Lewis & Bockius
                                                     LLP from 2000-2003.
                                                     Counsel, Assistant Vice
                                                     President, ING Variable
                                                     Annuities Group from
                                                     1999-2000.

TIMOTHY D.             Vice President (Since 2000)   General Counsel, Vice             N/A        N/A
BARTO                  and Assistant                 President and Secretary of
41 yrs. old            Secretary                     SEI Investments Global
                                                     Funds Services since 1999;
                                                     Associate, Dechert (law
                                                     firm) from 1997-1999;
                                                     Associate, Richter, Miller
                                                     & Finn (law firm) from
                                                     1994-1997.

MICHAEL                Vice President (Since 2009)   Director of Client                N/A        N/A
BEATTIE                                              Services at SEI since
44 yrs. old                                          2004.

ANDREW S.              AML Officer    (Since 2008)   Compliance Officer and            N/A        N/A
DECKER                                               Product Manager, SEI,
46 yrs. old                                          2005-2008. Vice President,
                                                     Old Mutual Capital,
                                                     2000-2005. Operations
                                                     Director, Prudential
                                                     Investments, 1998-2000.

(1) The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

                             NOTICE TO SHAREHOLDERS
                                       OF
                        LSV CONSERVATIVE CORE EQUITY FUND
                                   (UNAUDITED)

For shareholders that do not have an October 31, 2009 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2009 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2009, the Fund is designating the following items with regard to distributions paid during the year.


                                                  DIVIDENDS
                                                 QUALIFYING
                                                     FOR
                                                  CORPORATE
  LONG TERM      ORDINARY                         DIVIDENDS     QUALIFYING      INTEREST       SHORT-TERM
CAPITAL GAIN      INCOME           TOTAL         RECEIVABLE      DIVIDEND       RELATED      CAPITAL GAIN
DISTRIBUTION   DISTRIBUTIONS   DISTRIBUTIONS    DEDUCTION (1)   INCOME (2)   DIVIDENDS (3)   DIVIDENDS (4)
------------   -------------   --------------   -------------   ----------   -------------   -------------
    0%             100%             100%            100%           100%           1%              0%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the aforementioned Fund to designate the maximum amount permitted by the law.

(3) The percentage in this column represents the amount of "Interest Related Dividends" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S withholding tax when paid to foreign investors. This provision of the Internal Revenue Code will be expiring for years beginning after January 1, 2010.

(4) The percentage in this column represents the amount of "Short-Term Capital Gain Dividends" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S withholding tax when paid to foreign investors. This provision of the Internal Revenue Code will be expiring for years beginning after January 1, 2010.

     The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2009. Complete information will be computed and reported in conjunction with your 2009 Form 1099-DIV.

                                     NOTES

                                     NOTES

                                     NOTES

TRUST:

The Advisors' Inner Circle Fund

FUND:

LSV Conservative Core Equity Fund

ADVISER:

LSV Asset Management

DISTRIBUTOR:

SEI Investments Distribution Co.

ADMINISTRATOR:

SEI Investments Global Funds Services

LEGAL COUNSEL:

Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

Ernst & Young LLP

The Fund files its complete schedule of Portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors' Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge (i) upon request, by calling 888-FUND-LSV and (ii) on the Commission's website at http://www.sec.gov.

LSV-AR-006-0300

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is John Darr and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

                                     2009                                       2008
                   ----------------------------------------  ------------------------------------------
                                                 All other                                   All other
                                                 fees and                                    fees and
                                 All fees and   services to                  All fees and   services to
                   All fees and   services to     service     All fees and    services to     service
                    services to     service     affiliates     services to      service     affiliates
                     the Trust    affiliates   that did not  the Trust that   affiliates   that did not
                     that were     that were      require         were         that were      require
                   pre-approved  pre-approved  pre-approval   pre-approved   pre-approved  pre-approval
                   ------------  ------------  ------------  --------------  ------------  ------------
(a) Audit            $232,354         $0            $0          $246,200        $0              $0
    Fees

(b) Audit-Related    $      0         $0            $0          $      0        $0              $0
    Fees

(c) Tax Fees         $      0         $0            $0          $      0        $0              $0

(d) All              $      0         $0            $0          $      0        $0              $0
    Other Fees

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

                                     2009                                      2008
                   ----------------------------------------  ----------------------------------------
                                                 All other                                 All other
                                                 fees and                                  fees and
                                 All fees and   services to                All fees and   services to
                   All fees and   services to     service    All fees and   services to     service
                    services to     service     affiliates    services to     service     affiliates
                     the Trust    affiliates   that did not    the Trust    affiliates   that did not
                     that were     that were      require      that were     that were      require
                   pre-approved  pre-approved  pre-approval  pre-approved  pre-approved  pre-approval
                   ------------  ------------  ------------  ------------  ------------  ------------
(a) Audit            $245,808         N/A           N/A        $316,360         N/A           N/A
    Fees

(b) Audit-Related         N/A         N/A           N/A             N/A         N/A           N/A
    Fees

(c) Tax Fees              N/A         N/A           N/A             N/A         N/A           N/A

(d) All                   N/A         N/A           N/A             N/A         N/A           N/A
    Other Fees

(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

                     2009   2008
                     ----   ----
Audit-Related Fees    0%     0%
Tax Fees              0%     0%
All Other Fees        0%     0%

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

                     2009   2008
                     ----   ----
Audit-Related Fees    0%     N/A
Tax Fees              0%     N/A
All Other Fees        0%     N/A

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2009 and 2008, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and $0 for 2009 and 2008, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson, President

Date: January 4, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson, President

Date: January 4, 2010


By (Signature and Title)                /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson, Treasurer,
                                        Controller & CFO

Date: January 4, 2010